Loans and Accounts Receivable From Customers - Schedule of Composition of Loan Portfolio (Detail) - CLP ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets		$ 22,617,981
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	$ 1,946,822	1,766,997
IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(860,937)	(1,041,873)	$ (880,117)
Net carrying amount	22,017,132	21,576,108
Individually assessed for credit losses [member]
Disclosure of financial assets [line items]
Financial assets		1,088,954
Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Financial assets		21,529,027
Gross assets [member]
Disclosure of financial assets [line items]
Financial assets	22,878,069	22,617,981	23,134,814
Gross assets [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	22,878,069	22,617,981
Gross assets [member] | Individually assessed for credit losses [member]
Disclosure of financial assets [line items]
Financial assets	944,951	1,088,954	610,506
Gross assets [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Financial assets	21,933,118	21,529,027	22,524,308
Allowances for loan losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(860,937)	(1,041,873)
Allowances for loan losses [member] | Individually assessed for credit losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(198,485)	(321,444)
Allowances for loan losses [member] | Collectively assessed for credit losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(662,452)	(720,429)
Commercial loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(596,505)	(747,617)	(545,199)
Commercial loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	14,150,247	14,061,182
Commercial loans [member] | Commercial loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	11,499,289	11,502,835
Commercial loans [member] | Foreign trade loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	932,707	825,445
Commercial loans [member] | Checking account debtors [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	59,718	62,046
Commercial loans [member] | Factoring transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	161,429	151,487
Commercial loans [member] | Student loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	594,992	576,986
Commercial loans [member] | Leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	885,201	916,587
Commercial loans [member] | Other Commercial Loans and Receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	16,911	25,796
Commercial loans [member] | Gross assets [member]
Disclosure of financial assets [line items]
Financial assets	14,746,752	14,808,799	15,460,544
Commercial loans [member] | Gross assets [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	14,746,752	14,808,799
Commercial loans [member] | Gross assets [member] | Commercial loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	12,001,359	12,172,207
Commercial loans [member] | Gross assets [member] | Foreign trade loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	964,632	847,086
Commercial loans [member] | Gross assets [member] | Checking account debtors [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	69,024	70,126
Commercial loans [member] | Gross assets [member] | Factoring transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	167,019	155,540
Commercial loans [member] | Gross assets [member] | Student loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	617,214	594,688
Commercial loans [member] | Gross assets [member] | Leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	908,166	940,989
Commercial loans [member] | Gross assets [member] | Other Commercial Loans and Receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	19,338	28,163
Commercial loans [member] | Gross assets [member] | Individually assessed for credit losses [member]
Disclosure of financial assets [line items]
Financial assets	944,951	1,088,954	610,506
Commercial loans [member] | Gross assets [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Financial assets	13,801,801	13,719,845	14,850,038
Commercial loans [member] | Allowances for loan losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(596,505)	(747,617)
Commercial loans [member] | Allowances for loan losses [member] | Commercial loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(502,070)	(669,372)
Commercial loans [member] | Allowances for loan losses [member] | Foreign trade loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(31,925)	(21,641)
Commercial loans [member] | Allowances for loan losses [member] | Checking account debtors [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(9,306)	(8,080)
Commercial loans [member] | Allowances for loan losses [member] | Factoring transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(5,590)	(4,053)
Commercial loans [member] | Allowances for loan losses [member] | Student loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(22,222)	(17,702)
Commercial loans [member] | Allowances for loan losses [member] | Leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(22,965)	(24,402)
Commercial loans [member] | Allowances for loan losses [member] | Other Commercial Loans and Receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(2,427)	(2,367)
Commercial loans [member] | Allowances for loan losses [member] | Individually assessed for credit losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(198,485)	(321,444)
Commercial loans [member] | Allowances for loan losses [member] | Individually assessed for credit losses [member] | Commercial loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(198,485)	(321,444)
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(398,020)	(426,173)
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Commercial loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(303,585)	(347,928)
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Foreign trade loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(31,925)	(21,641)
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Checking account debtors [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(9,306)	(8,080)
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Factoring transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(5,590)	(4,053)
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Student loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(22,222)	(17,702)
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(22,965)	(24,402)
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Other Commercial Loans and Receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(2,427)	(2,367)
Mortgages loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(68,192)	(73,465)	(78,501)
Mortgages loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	5,585,244	5,243,288
Mortgages loans [member] | Loans with mortgage finance bonds [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	20,400	23,113
Mortgages loans [member] | Endorsable mutual mortgage loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	83,384	89,409
Mortgages loans [member] | Other mutual mortgage loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	5,141,858	4,761,064
Mortgages loans [member] | Mortgage leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	275,339	295,856
Mortgages loans [member] | Other mortgage loans and receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	64,263	73,846
Mortgages loans [member] | Gross assets [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	5,653,436	5,316,753
Mortgages loans [member] | Gross assets [member] | Loans with mortgage finance bonds [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	20,644	23,345
Mortgages loans [member] | Gross assets [member] | Endorsable mutual mortgage loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	84,017	90,456
Mortgages loans [member] | Gross assets [member] | Other mutual mortgage loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	5,197,016	4,820,863
Mortgages loans [member] | Gross assets [member] | Mortgage leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	286,309	307,574
Mortgages loans [member] | Gross assets [member] | Other mortgage loans and receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	65,450	74,515
Mortgages loans [member] | Gross assets [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Financial assets	5,653,436	5,316,753	4,876,041
Mortgages loans [member] | Allowances for loan losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(68,192)	(73,465)
Mortgages loans [member] | Allowances for loan losses [member] | Loans with mortgage finance bonds [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(244)	(232)
Mortgages loans [member] | Allowances for loan losses [member] | Endorsable mutual mortgage loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(633)	(1,047)
Mortgages loans [member] | Allowances for loan losses [member] | Other mutual mortgage loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(55,158)	(59,799)
Mortgages loans [member] | Allowances for loan losses [member] | Mortgage leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(10,970)	(11,718)
Mortgages loans [member] | Allowances for loan losses [member] | Other mortgage loans and receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(1,187)	(669)
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(68,192)	(73,465)
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Loans with mortgage finance bonds [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(244)	(232)
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Endorsable mutual mortgage loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(633)	(1,047)
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Other mutual mortgage loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(55,158)	(59,799)
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Mortgage leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(10,970)	(11,718)
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Other mortgage loans and receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(1,187)	(669)
Consumer loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(196,240)	(220,791)	(256,417)
Consumer loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	2,281,641	2,271,638
Consumer loans [member] | Other Commercial Loans and Receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	28,473	29,858
Consumer loans [member] | Installment consumer loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	1,702,695	1,684,696
Consumer loans [member] | Checking account debtors [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	95,284	112,945
Consumer loans [member] | Credit card balances [Member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	454,278	442,854
Consumer loans [member] | Consumer leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	911	1,285
Consumer loans [member] | Gross assets [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	2,477,881	2,492,429
Consumer loans [member] | Gross assets [member] | Other Commercial Loans and Receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	30,690	33,314
Consumer loans [member] | Gross assets [member] | Installment consumer loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	1,867,767	1,866,015
Consumer loans [member] | Gross assets [member] | Checking account debtors [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	104,419	124,009
Consumer loans [member] | Gross assets [member] | Credit card balances [Member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	474,005	467,624
Consumer loans [member] | Gross assets [member] | Consumer leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	1,000	1,467
Consumer loans [member] | Gross assets [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Financial assets	2,477,881	2,492,429	$ 2,798,229
Consumer loans [member] | Allowances for loan losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(196,240)	(220,791)
Consumer loans [member] | Allowances for loan losses [member] | Other Commercial Loans and Receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(2,217)	(3,456)
Consumer loans [member] | Allowances for loan losses [member] | Installment consumer loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(165,072)	(181,319)
Consumer loans [member] | Allowances for loan losses [member] | Checking account debtors [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(9,135)	(11,064)
Consumer loans [member] | Allowances for loan losses [member] | Credit card balances [Member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(19,727)	(24,770)
Consumer loans [member] | Allowances for loan losses [member] | Consumer leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(89)	(182)
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(196,240)	(220,791)
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Other Commercial Loans and Receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(2,217)	(3,456)
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Installment consumer loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(165,072)	(181,319)
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Checking account debtors [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(9,135)	(11,064)
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Credit card balances [Member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(19,727)	(24,770)
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Consumer leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	$ (89)	$ (182)